Organization and principal activities	12 Months Ended
Dec. 31, 2014
Organization and principal activities
Organization and principal activities

1. Organization and principal activities

        Vipshop Holdings Limited (the "Company") was incorporated in the Cayman Islands on August 27, 2010. Its subsidiaries and variable interest entities ("VIEs") operate an online platform that offers high-quality branded products to consumers in the People's Republic of China (the "PRC") through flash sales on its vipshop.com, vip.com and lefeng.com website. Flash sale represents a new online retail format combining the advantages of e-commerce and discount sales through selling a finite quantity of discounted products or services online for a limited period of time. At the time of the Company's incorporation and through the date of the Reorganization as described below, the ownership interest of the Company was held by five individuals indirectly through their respective investment holding companies. These individuals are Mr. Eric Ya Shen ("Mr. Shen"), the Chairman and chief executive officer of the Company, Mr. Arthur Xiaobo Hong, the Vice Chairman of the Board of Directors of the Company (collectively, the "Founders"), and three other investors (the "Original Investors"). The Company, its subsidiaries and consolidated variable interest entities ("VIEs") are collectively referred to as the "Group".

        Vipshop Information Technology Co., Ltd. ("Vipshop Information" or the "VIE") was incorporated in the PRC on August 22, 2008, to operate an online platform for sales of products. On the date of Reorganization, Vipshop Information are owned by the same five ultimate shareholders of the Company as described above, with the same respective percentage of ownership for each of the five ultimate shareholders.

        To comply with PRC laws and regulations that restrict foreign owned enterprises from holding the licenses that are necessary for the operation of internet access, the distribution of online information and the conduct of online commerce, the Company entered into the following transactions (collectively, the "Reorganization").

        On October 22, 2010, the Company incorporated a wholly owned subsidiary, Vipshop International Holdings Limited in Hong Kong ("Vipshop HK") as the intermediate holding company for Vipshop (China) Co., Ltd. (formerly known as Vipshop Information Computer Service Co. Ltd., the "WOFE"). The WOFE was incorporated on January 20, 2011 in the PRC as a wholly owned subsidiary of Vipshop HK with initial registered capital of RMB10 million (US$1.6 million). On the same day, the WOFE entered into series of agreements with Vipshop Information and each of its individual shareholders that are disclosed in the Note 2(b).

        The Reorganization has been accounted for as a recapitalization because there was no control or collaborative group established before or after the Reorganization, and the assets and liabilities were recorded at their historical costs.

        On June 24, 2014, the Company and Ovation have each designated a PRC citizen, namely, Mr. Eric Ya Shen by the Company and Mr. Zhihui Yu by Ovation, to be the nominee shareholders and established Shanghai Pinjian E-Commerce Co., Ltd., ("Lefeng Information") to carry out minimal online retail services at the current stage. Mr. Eric Ya Shen, the Company's co-founder, chairman and chief executive officer, holds 75% of the equity interest in Lefeng Information, and Mr. Zhihui Yu holds the remaining 25%. On the same day, Lefeng.com (Shanghai) Information Technology Co., Limited entered into series of agreements with Lefeng Information and each of its individual shareholders that are disclosed in the Note 2(b). The Company, its subsidiaries and variable interest entity are collectively referred to as the Group. Accordingly, the Group's consolidated financial statements for the periods presented have been prepared by including the financial statements of the Company, its subsidiaries and the VIEs.

        As of December 31, 2014, the Company's significant consolidated subsidiaries and VIEs consist of the following:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities
Guangzhou Vipshop Information Technology Co., Ltd.("Vipshop Information" or the "VIE")	August 22, 2008	China	VIE	Online retail
Vipshop International Holdings Limited ("Vipshop HK")	October 22, 2010	Hong Kong	100%	Investment holding
Vipshop (China) Co., Ltd.(the "WOFE")	January 20, 2011	China	100%	Warehousing, logistics, procurement, research and development, consulting
Vipshop (Kunshan) E-Commerce Co., Ltd. ("Vipshop Kunshan")	August 2, 2011	China	100%	Warehousing and logistics
Vipshop (Jianyang) E-Commerce Co., Ltd. ("Vipshop Jianyang")	February 22, 2012	China	100%	Warehousing and logistics
Vipshop (Tianjin) E-Commerce Co., Ltd. ("Vipshop Tianjin")	July 31, 2012	China	100%	Warehousing and logistics
Guangzhou Pinwei Software Co., Ltd. ("Pinwei Software")	December 6, 2012	China	100%	Software development and information technology support
Vipshop (Zhuhai) E-Commerce Co., Ltd. ("Vipshop Zhuhai")	July 16, 2013	China	100%	Warehousing and logistics
Vipshop (Hubei) E-Commerce Co., Ltd. ("Vipshop Hubei")	July 4, 2013	China	100%	Warehousing and logistics
Chongqing Vipshop E-Commerce Co., Ltd. ("Vipshop Chongqing")	October 22, 2013	China	100%	Warehousing and logistics
Lefeng.com Limited ("Lefeng.com")	December 30, 2013	Cayman	75%	Investment holding
Lefeng.com (Shanghai) Information Technology Co., Limited ("Lefeng Shanghai")	August 30, 2013	China	75%	Online retail